Share-based option plan (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Measurement of Grant Date Fair Value of Share Options
The grant-date fair value of share options has been measured using the Black-Scholes model. Expected volatility has been calculated based on historical volatility of airline shares listed on stock exchanges in Brazil and Latin America. The inputs are mentioned below.

	First Option Plan
	1 st program	2 nd program	3 rd program
Total options granted	5,032,800	1,572,000	656,000
Date of compensation committee	Dec 11, 2009	Mar 24, 2011	April, 05, 2011
Total options outstanding	303,700	284,000	12,460
Option exercise price	R$3.42	R$6.44	R$6.44
Option fair value as of grant date	R$1.93	R$4.16	R$4.16
Estimated volatility of the share price	47.67%	54.77%	54.77%
Expected dividend	1.10%	1.10%	1.10%
Risk-free rate of return	8.75%	12.00%	12.00%
Average remaining maturity (in years)	—	—	—
Maximum life of the option	Undetermined	Undetermined	Undetermined
Expected term considered for valuation	7 years	7 years	7 years

	Second Option Plan				Third Option Plan
	1 st program	2 nd program	3 rd program	4 th program	1 st program
Total options granted	2,169,122	627,810	820,250	680,467	9,343,510
Date of compensation committee	June 30, 2014	July 01, 2015	July 01, 2016	July 06, 2017	Mar 14, 2017
Total options outstanding	861,197	231,638	391,176	494,491	5,606,106
Option exercise price	R$19.15	R$14.51	R$14.50	R$22.57	R$11.85
Option fair value as of grant date	R$11.01	R$10.82	R$10.14	R$12.82	R$4.82
Estimated volatility of the share price	40.59%	40.59%	43.07%	43.35%	50.64%
Expected dividend	1.10%	1.10%	1.10%	1.10%	1.10%
Risk-free rate of return	12.46%	15.69%	12.21%	10.26%	11.32%
Average remaining maturity (in years)	—	—	0.4	1.5	2.2
Maximum life of the option	8 years	8 years	8 years	10 years	5 years
Expected term considered for valuation	4.5 years	4.5 years	4.5 years	5.5 years	5 years

Summary of Changes in Stock Options and virtual stock options
Changes in stock options are disclosed below:

	Number of stock options	Weighted average exercise price (in reais)
Balance as of December 31, 2017	16,250,687	R$	11.69
Cancelled	(182,388)	R$	18.48
Exercised	(4,877,470)	R$	9.44

Balance as of December 31, 2018	11,190,829	R$	12.55

Cancelled	(69,085)	R$	20.70
Exercised	(2,936,976)	R$	11.51

Balance as of December 31, 2019	8,184,768	R$	12.85

Number of options exercisable as of:
December 31, 2019	2,294,135	R$	13.81
December 31, 2018	2,572,640	R$	11.60

Summary of Fair Value of RSUs and Expense

2
8
.2.1
Information about the fair value of RSUs and expense

	Date of compensation committee	Total shares granted	Total shares outstanding	Fair value as of grant date (in reais)
1 st program	June 30, 2014	487,670	7,934	R$	21.00
2 nd program	July 01, 2015	294,286	8,094	R$	21.00
3 rd program	July 01, 2016	367,184	75,527	R$	21.00
4 th program	July 06, 2017	285,064	122,740	R$	24.17
5 th program	August 07, 2018	291,609	205,099	R$	24.43
6 th program	August 05, 2019	170,000	170,000	R$	51.65

		1,895,813	589,394

Summary of Changes in RSUs
Changes in RSU are disclosed below:

Number of RSU
As of December 31, 2017	809,946
Granted	291,609
Cancelled	(72,303)
Exercised	(299,659)

As of December 31, 2018	729,593

Granted	170,000
Cancelled	(49,748)
Exercised	(260,451)

As of December 31, 2019	589,394

Phantom shares, 1st program [member]
Statement [Line Items]
Summary of Measurement of Grant Date Fair Value of Share Options
The fair value of share options has been measured using the Black-Scholes model using the informations below.

	Phantom Shares
	1 st program	2 nd program
Total options granted	707,400	405,000
Date of compensation committee	August 7, 2018	August 5, 2019
Total options outstanding	560,908	405,000
Option exercise price	R$20.43	R$42.09
Option fair value	R$40.41	R$25.34
Estimated volatility of the share price	34.00%	38.8%
Expected dividend	1.10%	1.10%
Risk-free rate of return	6.40%	6.40%
Average remaining maturity (in years)	2.6	3.6
Maximum life of the option	8 years	8 years
Expected term considered for valuation	6 years	4.5 years

Virtual Stock Option [member]
Statement [Line Items]
Summary of Changes in Stock Options and virtual stock options	Changes in virtual stock option plan are disclosed below:

Number of stock options
As of December 31, 2018	707,400

Granted	405,000
Cancelled	(47,889)
Paid	(98,603)

As of December 31, 2019	965,908